Leases	12 Months Ended
Jun. 30, 2024
Leases [Abstract]
Leases

7. Leases

Operating leases as lessee

As of June 30, 2024 and 2023, the Company has operating leases with its related parties recorded on its consolidated balance sheets for office spaces that expire on various dates through July 2025. The Company does not have options to extend or cancel the existing lease agreements for its existing facilities prior to their respective expiration dates. When determining the lease term, at lease commence date, the Company considers options to extend or terminate the lease when it is reasonably certain that it will exercise or not exercise that option. The Company’s lease arrangements may contain both lease and non-lease components. The Company has separately accounted for lease and non-lease components based on their nature. Payments under the Company’s lease arrangement are fixed.

The following table shows ROU assets and operating lease liabilities — related parties, and the associated financial statement line items as of June 30:

	2024	2023
Assets
Operating lease right-of-use assets, net	$91,388	$7,075

Liabilities
Operating lease liabilities, related parties, current	$85,626	$7,263
Operating lease liabilities, related parties, non-current	$7,276	$—

Weighted average remaining lease term (in years)	1.08	0.08
Weighted average discount rate (%)	3.63	2.75

Information relating to operating lease activities during the years ended June 30, 2024, 2023 and 2022 are as follows:

	2024	2023	2022
Operating lease right-of-use assets, obtained in exchange for operating lease liabilities, related parties	$168,500	$—	$170,459

Operating lease expenses
Amortization of right-of-use assets	$84,313	$84,795	$83,606
Interest of lease liabilities – related parties	4,479	1,482	3,443
Total operating lease expenses	$88,792	$86,277	$87,049

Maturities of lease liabilities were as follows:

For the year ending June 30,	Year ended June 30, 2024
2025	$87,580
2026	7,298
Total lease payments	$94,878
Less: imputed interest	(1,976)
Total	$92,902